VANECK MORNINGSTAR DURABLE DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.4%
Banks : 5.8%
JPMorgan Chase & Co. 21,713 $ 3,693,381
Underline
Capital Goods : 6.0%
Emerson Electric Co. 4,751 462,415
General Dynamics Corp. 2,093 543,489
Honeywell International, Inc. 5,823 1,221,141
L3Harris Technologies, Inc. 1,990 419,134
Lockheed Martin Corp. 2,506 1,135,819
MSC Industrial Direct Co., Inc. 621 62,883
3,844,881
Commercial & Professional Services : 0.7%
Paychex, Inc. 3,512 418,314
Underline
Consumer Durables & Apparel : 0.3%
Garmin Ltd. 1,677 215,561
Underline
Consumer Services : 4.6%
McDonald's Corp. 6,347 1,881,949
Starbucks Corp. 9,967 956,932
Wendy's Co. 2,890 56,297
2,895,178
Consumer Staples Distribution & Retail : 0.7%
Albertsons Cos, Inc. 1,649 37,927
Sysco Corp. 5,720 418,304
456,231
Energy : 6.6%
Chevron Corp. 18,905 2,819,870
Diamondback Energy, Inc. 3,153 488,967
Kinder Morgan, Inc. 52,090 918,868
4,227,705
Financial Services : 5.4%
BlackRock, Inc. 1,682 1,365,448
CME Group, Inc. 5,366 1,130,080
Cohen & Steers, Inc. 357 27,036
Evercore, Inc. 284 48,578
Federated Hermes, Inc. 1,052 35,621
Franklin Resources, Inc. 5,107 152,137
Invesco Ltd. 8,967 159,971
T Rowe Price Group, Inc. 3,811 410,406
Western Union Co. 10,915 130,107
3,459,384
Food, Beverage & Tobacco : 17.3%
Altria Group, Inc. 60,464 2,439,118
Campbell Soup Co. 2,823 122,038
Conagra Brands, Inc. 8,622 247,107
General Mills, Inc. 7,789 507,375
Hormel Foods Corp. 3,330 106,926
Kellanova 4,031 225,373
Keurig Dr. Pepper, Inc. 8,015 267,060
Kraft Heinz Co. 15,397 569,381
Mondelez International, Inc. 11,795 854,312
PepsiCo, Inc. 14,989 2,545,732
Philip Morris International, Inc. 33,084 3,112,543
10,996,965
Health Care Equipment & Services : 4.8%
Abbott Laboratories 13,413 1,476,369
Medtronic Plc 17,663 1,455,078
Number
of Shares Value
Health Care Equipment & Services
(continued)
Quest Diagnostics, Inc. 931 $ 128,366
3,059,813
Household & Personal Products : 2.0%
Colgate-Palmolive Co. 8,573 683,354
Kimberly-Clark Corp. 4,880 592,969
1,276,323
Insurance : 1.3%
American International Group,
Inc. 6,351 430,280
Travelers Cos, Inc. 2,141 407,839
838,119
Materials : 0.9%
Air Products and Chemicals,
Inc. 2,008 549,790
Underline
Media & Entertainment : 2.8%
Comcast Corp. 40,969 1,796,491
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 17.2%
Amgen, Inc. 7,055 2,031,981
Bristol-Myers Squibb Co. 31,240 1,602,924
Gilead Sciences, Inc. 19,504 1,580,019
Johnson & Johnson 19,884 3,116,618
Pfizer, Inc. 90,598 2,608,317
10,939,859
Semiconductors & Semiconductor
Equipment : 2.8%
Texas Instruments, Inc. 10,506 1,790,853
Underline
Technology Hardware & Equipment : 3.5%
Cisco Systems, Inc. 43,604 2,202,874
Underline
Transportation : 3.7%
Norfolk Southern Corp. 2,383 563,294
United Parcel Service, Inc. 11,257 1,769,938
2,333,232
Utilities : 14.0%
Alliant Energy Corp. 3,559 182,577
Ameren Corp. 3,241 234,454
American Water Works Co., Inc. 1,527 201,549
CenterPoint Energy, Inc. 6,784 193,819
CMS Energy Corp. 4,020 233,441
DTE Energy Co. 2,987 329,347
Duke Energy Corp. 13,969 1,355,552
Essential Utilities, Inc. 3,103 115,897
Exelon Corp. 13,864 497,717
FirstEnergy Corp. 9,488 347,830
New Jersey Resources Corp. 1,421 63,348
NextEra Energy, Inc. 22,240 1,350,858
OGE Energy Corp. 3,898 136,157
Pinnacle West Capital Corp. 2,035 146,194
PPL Corp. 11,023 298,723
Public Service Enterprise
Group, Inc. 7,333 448,413
Sempra 8,294 619,811
Southern Co. 17,847 1,251,432
WEC Energy Group, Inc. 4,639 390,465

VANECK MORNINGSTAR DURABLE DIVIDEND ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
Xcel Energy, Inc. 7,773 $ 481,226
8,878,810
Total Common Stocks
(Cost: $64,294,858) 63,873,764
Total Investments: 100.4%
(Cost: $64,294,858) 63,873,764
Liabilities in excess of other assets: (0.4)% (282,826)
NET ASSETS: 100.0% $ 63,590,938
Summary of Investments by Sector
% of
Investments Value
Health Care 21.9% $ 13,999,672
Consumer Staples 19.9 12,729,519
Utilities 13.9 8,878,810
Financials 12.5 7,990,884
Industrials 10.4 6,596,427
Energy 6.6 4,227,705
Information Technology 6.3 3,993,727
Consumer Discretionary 4.8 3,110,739
Communication Services 2.8 1,796,491
Materials 0.9 549,790
100.0% $ 63,873,764